Statement of Investments

January 31, 2022 (unaudited)

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS—80.9%
AUSTRALIA—0.4%
USD	200	Australia & New Zealand Banking Group Ltd., (fixed rate to 06/15/2026, variable rate thereafter), 6.75%, 06/15/2026 (a)(b)	$223,000
BAHRAIN—0.5%
USD	260	Oil and Gas Holding Co. BSCC, 7.63%, 11/07/2024 (a)	278,200
BARBADOS—0.4%
USD	210	Sagicor Financial Co. Ltd., 5.30%, 05/13/2024 (a)(c)	214,200
BRAZIL—2.3%
USD	620	Banco do Brasil SA/Cayman (fixed rate to 04/15/2024, variable rate thereafter), 6.25%, 04/15/2024 (a)(b)	613,800
USD	200	BRF SA, 5.75%, 01/15/2025 (a)(c)	188,500
USD	192	Guara Norte Sarl, 5.20%, 06/15/2034 (a)(d)	179,196
USD	230	Petrobras Global Finance BV, 5.60%, 02/01/2024 (c)	237,130
			1,218,626
CANADA—0.4%
USD	103	NOVA Chemicals Corp., 4.25%, 05/15/2024 (a)(c)	98,107
USD	125	Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 11/29/2021 (a)(c)	127,344
			225,451
CHILE—1.0%
USD	330	Corp. Nacional del Cobre de Chile, 3.75%, 10/15/2030 (a)(c)	342,649
USD	200	Empresa Nacional del Petroleo, 3.45%, 06/16/2031 (a)(c)	182,502
			525,151
CHINA—3.3%
	200	China Evergrande Group, 8.75%, 11/29/2021 (a)(c)	32,000
USD	200	China Huadian Overseas Development 2018 Ltd., (fixed rate to 06/23/2025, variable rate thereafter), 3.38%, 06/23/2025 (a)(b)	205,100
USD	200	CIFI Holdings Group Co. Ltd., 6.00%, 01/16/2023 (a)(c)	176,500
USD	200	Country Garden Holdings Co. Ltd., 7.25%, 04/08/2023 (a)(c)	173,000
USD	200	Huarong Finance II Co. Ltd., 5.00%, 11/19/2025 (a)	204,000
USD	200	Kaisa Group Holdings Ltd., 11.95%, 03/03/2022 (a)(c)(e)	51,550
USD	200	Logan Group Co. Ltd., 7.50%, 03/02/2022 (a)(c)	177,000
	200	Logan Group Co. Ltd., 6.50%, 03/03/2022 (a)(c)	156,000
USD	200	Shandong Iron And Steel Xinheng International Co., Ltd., 6.50%, (a)	207,344
	250	Shimao Group Holdings Ltd., 4.75%, 07/03/2022 (a)(c)	158,450
USD	200	Sunac China Holdings Ltd., 6.80%, 10/20/2023 (a)(c)	119,000
USD	200	Zhenro Properties Group Ltd., 6.63%, 01/07/2024 (a)(c)	84,000
			1,743,944
COLOMBIA—0.4%
USD	200	Bancolombia SA, (fixed rate to 12/18/2024, variable rate thereafter), 4.63%, 12/18/2024 (c)	198,390
DOMINICAN REPUBLIC—0.4%
USD	202	AES Andres BV, 5.70%, 02/01/2024 (a)(c)	202,000

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS (continued)
ECUADOR—0.4%
USD	197	International Airport Finance SA, 12.00%, 03/15/2033 (a)	$212,507
FRANCE—0.8%
EUR	100	Altice France SA, 5.88%, 02/01/2022 (a)(c)	115,951
USD	200	BNP Paribas SA, (fixed rate to 02/25/2030, variable rate thereafter), 4.50%, 02/25/2030 (a)(b)	189,600
EUR	100	La Financiere Atalian SASU, 4.00%, 11/08/2021 (a)(c)	106,895
			412,446
GEORGIA—0.4%
USD	200	Bank of Georgia JSC, 6.00%, 07/26/2023 (a)	208,428
GERMANY—2.7%
EUR	200	Aareal Bank AG, 6.64%, 04/30/2022 (a)(b)(f)	226,265
EUR	100	CT Investment GmbH, 5.50%, 04/15/2023 (a)(c)	111,606
GBP	100	Deutsche Bank AG, (fixed rate to 04/30/2026, variable rate thereafter), 7.13%, 04/30/2026 (a)(b)	140,390
EUR	152	Nidda Healthcare Holding GmbH, 3.50%, 11/08/2021 (a)(c)	166,922
EUR	250	PrestigeBidCo GmbH, 6.25%, 01/15/2025 (a)(c)	280,012
EUR	60	Schaeffler AG, 2.88%, 12/26/2026 (a)(c)	71,631
EUR	100	Schaeffler AG, 3.38%, 02/01/2024 (a)(c)	121,838
EUR	106	Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 02/10/2022 (a)(c)	115,358
EUR	100	Tele Columbus AG, 3.88%, 03/02/2022 (a)(c)	107,290
EUR	100	TK Elevator Midco GmbH, 4.38%, 07/15/2023 (a)(c)	113,282
			1,454,594
HONDURAS—0.4%
USD	200	Inversiones Atlantida SA, 7.50%, 05/19/2023 (a)(c)	203,252
INDIA—3.9%
USD	420	Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Pvt Ltd., 6.25%, (a)	445,410
USD	200	Azure Power Solar Energy Pvt Ltd., 5.65%, 01/15/2025 (a)(c)	207,000
USD	200	GMR Hyderabad International Airport Ltd., 5.38%, 04/10/2024 (a)	201,500
USD	200	India Green Power Holdings, 4.00%, 02/22/2027 (a)	193,260
INR	50,000	Indiabulls Housing Finance Ltd., 9.00%, 09/26/2026	654,164
USD	200	REC Ltd., 5.25%, 11/13/2023 (a)	209,542
USD	200	Vedanta Resources Ltd., 6.38%, 07/30/2022 (a)	197,894
			2,108,770
INDONESIA—1.5%
USD	200	Medco Oak Tree Pte Ltd., 7.38%, 05/14/2023 (a)(c)	202,000
USD	200	Medco Platinum Road Pte Ltd., 6.75%, 01/15/2025 (a)(c)	201,088
USD	400	Perusahaan Perseroan Persero PT, 5.25%, 10/24/2042 (a)	416,808
			819,896
ISRAEL—0.4%
USD	192	Energean Israel Finance Ltd., 4.88%, 12/30/2025 (a)(c)	188,400

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS (continued)
ITALY—0.4%
EUR	100	Golden Goose SpA, 4.88%, 02/01/2024 (a)(c)(f)	$110,533
EUR	100	Kedrion SpA, 3.38%, 02/01/2024 (a)(c)	110,970
			221,503
JAPAN—0.4%
USD	210	SoftBank Group Corp., (fixed rate to 07/19/2023, variable rate thereafter), 6.00%, 07/19/2023 (a)(b)	201,222
KAZAKHSTAN—2.2%
USD	200	KazMunayGas National Co. JSC, 3.50%, 01/15/2025 (a)(c)	195,456
USD	870	KazMunayGas National Co. JSC, 5.75%, 04/19/2047 (a)	972,686
			1,168,142
KUWAIT—0.4%
USD	200	MEGlobal Canada ULC, 5.00%, 05/18/2025 (a)	214,500
LUXEMBOURG—2.1%
EUR	100	Albion Financing 1 SARL / Aggreko Holdings, Inc., 5.25%, 10/15/2023 (a)(c)	110,211
USD	204	Altice Financing SA, 5.75%, 08/15/2024 (a)(c)	190,675
EUR	100	Altice France Holding SA, 8.00%, 05/15/2022 (a)(c)	117,216
USD	200	Altice France Holding SA, 10.50%, 05/15/2022 (a)(c)	212,250
GBP	100	Cidron Aida Finco SARL, 6.25%, 04/01/2024 (a)(c)	129,249
EUR	117	LHMC Finco 2 Sarl, 7.25%, 03/02/2022 (a)(c)(g)	127,144
EUR	200	Matterhorn Telecom SA, 3.13%, 09/15/2022 (a)(c)	218,792
			1,105,537
MEXICO—2.5%
USD	470	BBVA Bancomer SA, (fixed rate to 01/17/2028, variable rate thereafter), 5.13%, 01/15/2025 (a)(c)	472,392
MXN	4,200	Petroleos Mexicanos, 7.19%, 09/12/2024 (a)	193,659
USD	530	Petroleos Mexicanos, 7.69%, 01/15/2025 (c)	491,045
USD	210	Sixsigma Networks Mexico SA de CV, 7.50%, 11/29/2021 (a)(c)	202,125
			1,359,221
MOROCCO—0.5%
USD	255	Vivo Energy Investments BV, 5.13%, 01/15/2025 (a)(c)	261,885
NETHERLANDS—1.4%
EUR	139	Lincoln Financing SARL, 3.63%, 03/02/2022 (a)(c)	156,929
EUR	100	Lincoln Financing SARL, 3.88%, 03/02/2022 (a)(c)(f)	112,078
EUR	100	Nobel Bidco BV, 3.13%, 06/15/2024 (a)(c)	104,784
EUR	90	OCI NV, 3.63%, 10/15/2022 (a)(c)	103,683
EUR	60	Stichting AK Rabobank Certificaten, 6.50%, 12/29/2049 (a)(b)(h)	87,125
USD	200	VEON Holdings BV, 7.25%, 01/15/2025 (a)(c)	205,500
			770,099
NIGERIA—2.1%
USD	216	Access Bank PLC, 6.13%, 09/21/2026 (a)	213,300

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS (continued)
USD	230	IHS Netherlands Holdco BV, 8.00%, 09/18/2022 (a)(c)	$240,925
USD	297	SEPLAT Petroleum Development Co. PLC, 7.75%, 01/15/2025 (a)(c)	296,258
	380	United Bank for Africa PLC, 6.75%, 11/19/2026 (a)	379,544
			1,130,027
OMAN—0.5%
USD	230	Oztel Holdings SPC Ltd., 6.63%, 04/24/2028 (a)	247,155
PERU—0.3%
USD	200	Petroleos del Peru SA, 5.63%, 06/19/2047 (a)	184,302
PHILIPPINES—1.0%
USD	260	International Container Terminal Services, Inc., 4.75%, 06/17/2030 (a)	280,150
USD	243	Manila Water Co., Inc., 4.38%, 02/01/2024 (a)(c)	247,860
			528,010
RUSSIA—1.2%
USD	230	Gazprom PJSC Via Gaz Capital SA, 4.95%, 03/23/2027 (a)	233,472
USD	200	Home Credit & Finance Bank OOO Via Eurasia Capital SA., (fixed rate to 02/07/2025, variable rate thereafter), 8.80%, 02/07/2025 (a)(b)	192,760
USD	250	Sovcombank Via SovCom Capital DAC, (fixed rate to 05/06/2025, variable rate thereafter), 7.75%, 05/06/2025 (a)(b)	233,450
			659,682
SINGAPORE—1.6%
USD	200	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable rate thereafter), 4.52%, 03/02/2022 (a)(c)	209,216
USD	200	Parkway Pantai Ltd., (fixed rate to 07/27/2022, variable rate thereafter), 4.25%, 07/27/2022 (a)(b)	198,986
USD	210	Puma International Financing SA, 5.00%, 11/08/2021 (a)(c)	209,265
USD	210	Vena Energy Capital Pte Ltd., 3.13%, 02/26/2025 (a)	211,547
			829,014
SOUTH AFRICA—2.0%
USD	210	Eskom Holdings SOC Ltd., 7.13%, 02/11/2025 (a)	212,831
USD	446	Liquid Telecommunications Financing PLC, 5.50%, 03/04/2023 (a)(c)	449,568
USD	400	Sasol Financing USA LLC, 5.50%, 03/18/2030 (c)	391,000
			1,053,399
SPAIN—0.4%
USD	200	Banco Bilbao Vizcaya Argentaria SA, Series 9 (fixed rate to 03/05/2025, variable rate thereafter), 6.50%, 03/05/2025 (b)	207,750
SWEDEN—0.4%
EUR	100	Intrum AB, 3.50%, 07/15/2022 (a)(c)	111,221
EUR	100	Verisure Holding AB, 3.88%, 02/01/2024 (a)(c)	112,570
			223,791
SWITZERLAND—0.7%
USD	150	Consolidated Energy Finance SA, 5.63%, 02/01/2024 (a)(c)	141,041

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS (continued)
USD	200	Credit Suisse Group AG, (fixed rate to 12/18/2024, variable rate thereafter), 6.25%, 12/18/2024 (a)(b)	$209,750
			350,791
TANZANIA—0.4%
USD	200	HTA Group Ltd., 7.00%, 06/18/2022 (a)(c)	208,092
TRINIDAD—0.8%
USD	400	Trinidad Generation UnLtd, 5.25%, 11/04/2027 (a)(d)	405,000
TURKEY—1.2%
USD	200	Akbank T.A.S., (fixed rate to 03/16/2022, variable rate thereafter), 7.20%, 01/15/2025 (a)(c)	199,280
USD	200	Hazine Mustesarligi Varlik Kiralama, 5.13%, 06/22/2026 (a)	193,696
USD	290	TC Ziraat Bankasi AS, 5.38%, 03/02/2026 (a)	269,483
			662,459
UKRAINE—1.3%
USD	206	Kernel Holding SA, 6.75%, 10/27/2023 (a)(c)	179,220
USD	220	Metinvest BV, 8.50%, 01/23/2026 (a)(c)	194,700
USD	200	NPC Ukrenergo, 6.88%, 11/09/2026 (a)(i)	155,780
USD	200	Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/2024 (a)	181,000
			710,700
UNITED ARAB EMIRATES—1.1%
USD	200	MAF Global Securities Ltd., (fixed rate to 03/20/2026, variable rate thereafter), 6.38%, 03/20/2026 (a)(b)	214,260
USD	370	MAF Global Securities Ltd., (fixed rate to 09/07/2022, variable rate thereafter), 5.50%, 09/07/2022 (a)(b)	372,109
			586,369
UNITED KINGDOM—4.1%
GBP	200	Arqiva Broadcast Finance PLC, 6.75%, 01/15/2025 (a)(c)	271,928
GBP	124	Bellis Acquisition Co. PLC, 4.50%, 02/24/2023 (a)(c)	161,764
EUR	125	eG Global Finance PLC, 6.25%, 01/15/2025 (a)(c)	140,918
USD	200	Ithaca Energy North Sea PLC, 9.00%, 07/15/2023 (a)(c)	205,500
GBP	100	Jerrold Finco PLC, 4.88%, 03/02/2022 (a)(c)	134,162
GBP	150	Phoenix Group Holdings, 6.63%, 12/18/2025 (a)	228,645
USD	200	Standard Chartered PLC, (fixed rate to 04/02/2023, variable rate thereafter), 7.75%, 04/02/2023 (a)(b)	210,484
GBP	100	TalkTalk Telecom Group Ltd., 3.88%, 03/02/2022 (a)(c)	120,705
	362	Tullow Oil PLC, 7.00%, 03/01/2025 (a)	303,646
GBP	125	Very Group Funding PLC (The), 6.50%, 08/01/2023 (a)(c)	166,852
GBP	200	Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/2023 (a)(c)	260,357
			2,204,961
UNITED STATES—31.9%
USD	90	99 Escrow Issuer, Inc., 7.50%, 02/01/2024 (a)(c)	68,175
USD	232	Academy Ltd., 6.00%, 11/15/2023 (a)(c)	242,440
USD	229	ACI Worldwide, Inc., 5.75%, 11/29/2021 (a)(c)	238,074
USD	163	Adams Homes, Inc., 7.50%, 02/16/2022 (a)(c)	167,890

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS (continued)
EUR	100	Adient Global Holdings Ltd., 3.50%, 05/15/2024 (a)(c)	$113,468
USD	80	Adient US LLC, 9.00%, 04/15/2022 (a)(c)	84,776
USD	69	Aethon United BR LP / Aethon United Finance Corp., 8.25%, 02/15/2023 (a)(c)	72,666
USD	182	Affinity Gaming, 6.88%, 12/01/2023 (a)(c)	184,730
USD	115	Apache Corp., 4.38%, 01/15/2025 (c)	118,986
USD	70	ASP Unifrax Holdings, Inc., 5.25%, 09/30/2024 (a)(c)	68,775
USD	23	ASP Unifrax Holdings, Inc., 7.50%, 09/30/2024 (a)(c)	22,281
USD	195	Austin BidCo, Inc., 7.13%, 02/01/2024 (a)(c)	197,925
USD	148	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.38%, 01/15/2025 (a)(c)	148,308
USD	314	Ball Corp., 2.88%, 05/15/2030 (c)	291,235
USD	34	Ball Corp., 3.13%, 06/15/2031 (c)	31,748
USD	115	Bausch Health Americas, Inc., 8.50%, 03/02/2022 (a)(c)	116,294
USD	62	Bausch Health Cos., Inc., 4.88%, 06/01/2024 (a)(c)	58,766
USD	49	Bausch Health Cos., Inc., 6.13%, 02/01/2027 (a)	49,184
USD	139	Berry Global, Inc., 4.50%, 11/29/2021 (a)(c)	139,413
USD	67	Boyd Gaming Corp., 8.63%, 06/01/2022 (a)(c)	71,080
USD	130	Carnival Corp., 6.00%, 11/01/2024 (a)(c)	125,060
USD	95	Carnival Corp., 10.50%, 08/01/2023 (a)(c)	106,685
USD	134	Catalent Pharma Solutions, Inc., 3.50%, 04/01/2025 (a)(c)	125,318
USD	151	CCM Merger, Inc., 6.38%, 11/01/2022 (a)(c)	156,285
USD	99	CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 02/01/2024 (a)(c)	94,444
USD	203	CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 01/15/2028 (a)(c)	187,826
USD	63	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 02/01/2027 (a)(c)	61,973
USD	38	CCO Holdings LLC / CCO Holdings Capital Corp., 5.38%, 06/01/2024 (a)(c)	39,158
USD	74	Cedar Fair LP, 5.25%, 07/15/2024 (c)	74,083
USD	70	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, 10/01/2023 (c)	73,675
USD	100	Cengage Learning, Inc., 9.50%, 11/29/2021 (a)(c)	100,412
USD	148	Centene Corp., 3.38%, 02/15/2025 (c)	145,225
USD	23	Centene Corp., 4.25%, 12/15/2022 (c)	23,560
USD	39	Centene Corp., 4.63%, 12/15/2024 (c)	40,553
USD	57	ChampionX Corp., 6.38%, 11/09/2021 (c)	58,853
USD	120	Cheniere Energy Partners LP, 4.50%, 10/01/2024 (c)	122,666
USD	48	Cheniere Energy, Inc., 4.63%, 10/15/2023 (c)	48,720
USD	151	Chesapeake Energy Corp., 6.75%, 04/15/2024 (a)(c)	161,381
USD	160	Cimpress PLC, 7.00%, 11/29/2021 (a)(c)	164,469
USD	112	Clean Harbors, Inc., 4.88%, 07/15/2022 (a)(c)	114,800
USD	16	Clean Harbors, Inc., 5.13%, 07/15/2024 (a)(c)	16,683
USD	85	Cleveland-Cliffs, Inc., 9.88%, 10/17/2022 (a)(c)	95,004
USD	104	Coinbase Global, Inc., 3.38%, 10/01/2024 (a)(c)	93,266
USD	97	Coinbase Global, Inc., 3.63%, 10/01/2026 (a)(c)	84,511
USD	60	Colgate Energy Partners III LLC, 5.88%, 07/01/2024 (a)(c)	60,975
USD	37	Consensus Cloud Solutions, Inc., 6.00%, 02/01/2024 (a)(c)	38,117
USD	104	Consensus Cloud Solutions, Inc., 6.50%, 02/01/2024 (a)(c)	106,664
USD	13	Consolidated Communications, Inc., 5.00%, 10/01/2023 (a)(c)	12,596
USD	100	Consolidated Communications, Inc., 6.50%, 10/01/2023 (a)(c)	102,970
USD	87	Cornerstone Building Brands, Inc., 6.13%, 09/15/2023 (a)(c)	89,849
USD	78	DT Midstream, Inc., 4.13%, 06/15/2024 (a)(c)	76,946
USD	63	DT Midstream, Inc., 4.38%, 06/15/2026 (a)(c)	62,213
USD	109	Dun & Bradstreet Corp. (The), 5.00%, 12/15/2024 (a)(c)	108,727

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS (continued)
USD	81	Encompass Health Corp., 4.50%, 02/01/2023 (c)	$80,798
USD	37	Encompass Health Corp., 4.75%, 02/01/2025 (c)	36,538
USD	45	Encompass Health Corp., 5.13%, 03/03/2022 (c)	44,944
USD	108	Energy Transfer LP, (fixed rate to 05/15/2025, variable rate thereafter), 6.75%, 05/15/2025 (b)	108,238
USD	92	Enviva Partners LP / Enviva Partners Finance Corp., 6.50%, 03/03/2022 (a)(c)	95,048
USD	127	Ford Motor Co., 9.00%, 03/22/2025 (c)	150,059
USD	243	Ford Motor Co., 9.63%, 02/01/2024 (c)	341,415
USD	101	Frontier Communications Holdings LLC, 6.00%, 10/15/2024 (a)(c)	97,485
USD	65	FXI Holdings, Inc., 7.88%, 11/29/2021 (a)(c)	65,728
USD	68	FXI Holdings, Inc., 12.25%, 11/15/2022 (a)(c)	74,476
USD	83	GCI LLC, 4.75%, 10/15/2023 (a)(c)	82,041
USD	94	General Motors Financial Co., Inc., (fixed rate to 09/30/2027, variable rate thereafter), 5.75%, 09/30/2027 (b)	99,198
USD	90	GLP Capital LP / GLP Financing II, Inc., 5.38%, 08/01/2023 (c)	94,813
USD	137	Goodyear Tire & Rubber Co. (The), 5.00%, 04/15/2029 (a)(c)	137,068
USD	21	Goodyear Tire & Rubber Co. (The), 5.25%, 04/15/2031 (a)(c)	21,145
USD	230	Goodyear Tire & Rubber Co. (The), 9.50%, 01/15/2025 (c)	244,950
USD	171	Graphic Packaging International LLC, 3.75%, 08/01/2029 (a)(c)	164,160
USD	131	Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2024 (a)(c)	133,947
USD	68	HCA, Inc., 5.38%, 02/01/2025	72,370
USD	114	HCA, Inc., 5.88%, 01/15/2025 (c)	124,090
USD	51	Hertz Corp. (The), 4.63%, 12/01/2023 (a)(c)	49,480
USD	62	Hertz Corp. (The), 5.00%, 12/01/2024 (a)(c)	59,700
USD	125	Hess Midstream Operations LP, 4.25%, 02/15/2025 (a)(c)	120,625
USD	150	Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/2024 (a)(c)	153,000
USD	95	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 02/01/2024 (a)(c)	94,525
USD	18	Howard Midstream Energy Partners LLC, 6.75%, 01/15/2024 (a)(c)	18,467
USD	296	Howmet Aerospace, Inc., 3.00%, 11/15/2028 (c)	280,348
USD	76	Howmet Aerospace, Inc., 5.95%, 02/01/2037	85,310
USD	7	Howmet Aerospace, Inc., 6.88%, 04/01/2025 (c)	7,744
USD	200	Hyundai Capital America, 6.38%, 01/15/2025 (a)(c)	243,769
USD	20	II-VI, Inc., 5.00%, 12/14/2024 (a)(c)	19,961
EUR	179	International Game Technology PLC, 3.50%, 06/15/2022 (a)(c)	201,902
USD	60	Iron Mountain, Inc., 4.88%, 09/15/2024 (a)(c)	59,229
USD	23	Iron Mountain, Inc., 5.00%, 07/15/2023 (a)(c)	22,966
USD	140	Iron Mountain, Inc., 5.25%, 12/27/2022 (a)(c)	142,038
USD	65	Iron Mountain, Inc., 5.25%, 07/15/2025 (a)(c)	64,542
USD	179	ITT Holdings LLC, 6.50%, 08/01/2024 (a)(c)	171,738
USD	180	JPMorgan Chase & Co., (fixed rate to 11/01/2022, variable rate thereafter), 4.63%, 11/01/2022 (b)	175,572
UAH	9,500	JPMorgan Chase Bank NA, 11.67%, 11/27/2023 (a)	309,705
USD	93	Kraton Polymers LLC / Kraton Polymers Capital Corp., 4.25%, 02/28/2022 (a)(c)	95,790
USD	129	LD Holdings Group LLC, 6.13%, 02/01/2024 (a)(c)	114,677
USD	280	Lennar Corp., 4.88%, 01/15/2025 (c)	293,538
USD	212	LogMeIn, Inc., 5.50%, 09/01/2023 (a)(c)	206,170
USD	4	Macy's Retail Holdings LLC, 3.63%, 03/01/2024 (c)	4,061
USD	139	Macy's Retail Holdings LLC, 5.88%, 04/01/2024 (a)(c)	141,669
USD	102	MajorDrive Holdings IV LLC, 6.38%, 06/01/2024 (a)(c)	96,900

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS (continued)
USD	13	Marriott Ownership Resorts, Inc., 4.50%, 06/15/2024 (a)(c)	$12,754
USD	119	Marriott Ownership Resorts, Inc., 4.75%, 09/15/2022 (c)	118,107
USD	48	Mauser Packaging Solutions Holding Co., 7.25%, 01/15/2025 (a)(c)	47,699
USD	96	Michaels Cos Inc.(The), 5.25%, 11/01/2023 (a)(c)	92,441
USD	77	Midcontinent Communications / Midcontinent Finance Corp., 5.38%, 08/15/2022 (a)(c)	78,059
USD	88	Millennium Escrow Corp., 6.63%, 08/01/2023 (a)(c)	87,257
USD	120	Minerva Merger Sub, Inc., 6.50%, 02/15/2030 (a)	119,700
USD	148	MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (a)	146,658
USD	181	Mozart Debt Merger Sub, Inc., 3.88%, 10/01/2024 (a)(c)	174,430
USD	97	NCL Corp. Ltd., 10.25%, 08/01/2023 (a)(c)	109,852
USD	21	NCL Finance Ltd., 6.13%, 12/15/2027 (a)(c)	19,860
USD	27	Netflix, Inc., 4.88%, 03/15/2030 (a)(c)	30,073
USD	95	Netflix, Inc., 5.88%, 11/15/2028	110,081
USD	87	New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2024 (a)(c)	87,000
USD	72	Nielsen Finance LLC / Nielsen Finance Co., 5.63%, 10/01/2023 (a)(c)	71,885
USD	22	Nielsen Finance LLC / Nielsen Finance Co., 5.88%, 10/01/2025 (a)(c)	22,040
USD	28	Novelis Corp., 3.25%, 11/15/2023 (a)(c)	27,124
USD	28	Novelis Corp., 3.88%, 08/15/2026 (a)(c)	26,370
USD	54	Novelis Corp., 4.75%, 01/30/2025 (a)(c)	53,730
USD	15	NRG Energy, Inc., 3.38%, 02/15/2024 (a)(c)	13,856
USD	38	NRG Energy, Inc., 3.63%, 02/15/2026 (a)(c)	35,245
USD	68	NRG Energy, Inc., 3.88%, 02/15/2027 (a)(c)	63,937
USD	134	NRG Energy, Inc., 5.25%, 06/15/2024 (a)(c)	137,886
USD	72	Occidental Petroleum Corp., 3.00%, 01/15/2025 (c)	69,669
USD	26	Occidental Petroleum Corp., 5.50%, 09/01/2025 (c)	27,590
USD	22	Occidental Petroleum Corp., 5.55%, 12/15/2025 (c)	23,485
USD	115	Occidental Petroleum Corp., 6.38%, 02/01/2024 (c)	130,812
USD	46	Occidental Petroleum Corp., 6.63%, 02/01/2024 (c)	53,981
USD	82	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 4.88%, 05/15/2024 (a)(c)	81,050
USD	156	Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2022 (a)(c)	157,554
USD	124	Playtika Holding Corp., 4.25%, 02/01/2024 (a)(c)	118,575
USD	118	Post Holdings, Inc., 5.63%, 12/01/2022 (a)(c)	121,165
USD	125	Qwest Capital Funding, Inc., 6.88%, 07/15/2028	131,250
USD	125	Qwest Capital Funding, Inc., 7.75%, 02/15/2031	133,125
USD	97	Rattler Midstream LP, 5.63%, 02/01/2024 (a)(c)	99,910
USD	33	Royal Caribbean Cruises Ltd., 11.50%, 06/01/2022 (a)(c)	36,522
USD	94	Sabre GLBL, Inc., 7.38%, 02/01/2024 (a)(c)	96,350
USD	76	Sealed Air Corp., 6.88%, 07/15/2033 (a)	90,820
USD	84	Select Medical Corp., 6.25%, 08/15/2022 (a)(c)	86,337
USD	228	Sirius XM Radio, Inc., 5.50%, 07/01/2024 (a)(c)	236,615
USD	70	Six Flags Entertainment Corp., 4.88%, 01/15/2025 (a)(c)	70,125
USD	121	Six Flags Theme Parks, Inc., 7.00%, 07/01/2022 (a)(c)	126,142
USD	118	Southwestern Energy Co., 4.75%, 02/01/2027 (c)	117,801
USD	62	Spirit AeroSystems, Inc., 4.60%, 03/15/2028 (c)	59,863
USD	96	Spirit AeroSystems, Inc., 7.50%, 04/15/2022 (a)(c)	99,570
USD	145	Staples, Inc., 7.50%, 04/15/2022 (a)(c)	143,006
USD	35	Staples, Inc., 10.75%, 04/15/2022 (a)(c)	32,623
USD	128	Starwood Property Trust, Inc., 3.63%, 01/15/2026 (a)(c)	124,905
USD	191	SunCoke Energy, Inc., 4.88%, 06/30/2024 (a)(c)	186,086

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS (continued)
USD	123	Tempur Sealy International, Inc., 3.88%, 10/15/2026 (a)(c)	$114,707
USD	127	Tenet Healthcare Corp., 4.63%, 11/29/2021 (c)	127,505
USD	95	Tenet Healthcare Corp., 6.13%, 10/01/2023 (a)(c)	95,311
USD	51	Tenneco, Inc., 5.13%, 04/15/2024 (a)(c)	47,234
USD	115	Travel + Leisure Co., 5.65%, 02/01/2024 (c)	121,035
USD	174	Turning Point Brands, Inc., 5.63%, 02/15/2023 (a)(c)	173,130
USD	97	Univision Communications, Inc., 6.63%, 06/01/2023 (a)(c)	102,322
USD	199	USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/2022 (c)	204,353
USD	46	Venture Global Calcasieu Pass LLC, 3.88%, 02/01/2024 (a)(c)	45,919
USD	42	Venture Global Calcasieu Pass LLC, 3.88%, 05/01/2033 (a)(c)	41,558
USD	46	Venture Global Calcasieu Pass LLC, 4.13%, 02/01/2024 (a)(c)	46,299
USD	117	Vertiv Group Corp., 4.13%, 02/01/2024 (a)(c)	114,018
USD	65	Viking Cruises Ltd., 13.00%, 05/15/2022 (a)(c)	72,638
USD	55	Vistra Operations Co. LLC, 4.38%, 02/01/2024 (a)(c)	53,075
USD	186	VM Consolidated, Inc., 5.50%, 04/15/2024 (a)(c)	185,185
USD	123	Wolverine World Wide, Inc., 4.00%, 02/01/2024 (a)(c)	118,157
USD	102	ZipRecruiter, Inc., 5.00%, 02/01/2024 (a)(c)	100,884
			17,066,123
ZAMBIA—0.4%
USD	230	First Quantum Minerals Ltd., 7.50%, 11/08/2021 (a)(c)	234,825
		Total Corporate Bonds — 80.9% (cost $44,391,824)	43,231,814

GOVERNMENT BONDS—51.3%
ANGOLA—1.8%
	1,000	Republic of Angola Government Bond, 9.13%, 11/26/2049 (a)	955,352
ARGENTINA—1.6%
USD	512	Argentine Republic Government International Bond, 0.50%, 07/09/2030 (h)	172,816
USD	71	Argentine Republic Government International Bond, 1.00%, 07/09/2029	25,138
USD	755	Argentine Republic Government International Bond, 1.13%, 07/09/2035 (h)	232,886
USD	1,293	Argentine Republic Government International Bond, 1.13%, 07/09/2046 (h)	408,643
			839,483
ARMENIA—0.8%
USD	450	Republic of Armenia International Bond, 3.95%, 09/26/2029 (a)	423,585
AUSTRALIA—5.7%
AUD	2,900	Australia Government Bond, 2.75%, 11/21/2029 (a)	2,191,272
AUD	1,100	Queensland Treasury Corp., 3.50%, 08/21/2030 (a)	856,111
			3,047,383
BAHAMAS—0.6%
USD	360	Bahamas Government International Bond, 8.95%, 10/15/2032 (a)	313,650
BAHRAIN—1.5%
USD	390	Bahrain Government International Bond, 4.25%, 01/25/2028 (a)	373,773
USD	229	Bahrain Government International Bond, 5.45%, 09/16/2032 (a)	215,764

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

GOVERNMENT BONDS (continued)
USD	210	Bahrain Government International Bond, 6.25%, 01/25/2051 (a)	$184,823
			774,360
BELARUS—1.1%
USD	200	Republic of Belarus Ministry of Finance, 5.88%, 02/24/2026 (a)	167,780
USD	590	Republic of Belarus Ministry of Finance, 6.38%, 02/24/2031 (a)	435,361
			603,141
BENIN—0.2%
EUR	100	Benin Government International Bond, 6.88%, 01/19/2052 (a)(d)	109,016
BRAZIL—2.2%
BRL	2,100	Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2029	370,574
BRL	2,076	Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/2027	374,349
USD	370	Brazilian Government International Bond, 7.13%, 01/20/2037	431,335
			1,176,258
COLOMBIA—0.3%
USD	200	Colombia Government International Bond, 5.20%, 11/15/2048 (c)	172,248
DOMINICAN REPUBLIC—2.1%
USD	1,230	Dominican Republic International Bond, 5.88%, 01/30/2060 (a)	1,113,150
ECUADOR—0.8%
USD	82	Ecuador Government International Bond, Zero Coupon, 07/31/2030 (a)(d)(j)	47,808
USD	261	Ecuador Government International Bond, 0.50%, 07/31/2040 (a)(d)(h)	160,038
USD	279	Ecuador Government International Bond, 5.00%, 07/31/2030 (a)(d)(h)	242,293
			450,139
EGYPT—2.1%
EGP	9,000	Egypt Government Bond, 14.48%, 04/06/2026	570,221
USD	405	Egypt Government International Bond, 7.60%, 03/01/2029 (a)	389,772
USD	200	Egypt Government International Bond, 7.63%, 05/29/2032 (a)	179,548
			1,139,541
GEORGIA—0.6%
USD	306	Georgia Government International Bond, 2.75%, 04/22/2026 (a)	297,322
GHANA—0.9%
USD	620	Ghana Government International Bond, 7.63%, 05/16/2029 (a)(d)	481,802
INDONESIA—7.2%
USD	650	Indonesia Government International Bond, 3.50%, 01/11/2028	681,902
USD	1,180	Indonesia Government International Bond, 3.70%, 10/30/2049	1,149,906
USD	100	Indonesia Government International Bond, 7.75%, 01/17/2038 (a)	144,521
IDR	2,600,000	Indonesia Treasury Bond, 5.63%, 05/15/2023	185,482
IDR	780,000	Indonesia Treasury Bond, 6.50%, 06/15/2025	56,892
IDR	341,000	Indonesia Treasury Bond, 7.00%, 09/15/2030	24,374
IDR	6,535,000	Indonesia Treasury Bond, 7.50%, 04/15/2040	477,561
IDR	14,800,000	Indonesia Treasury Bond, 8.13%, 05/15/2024	1,112,418
			3,833,056

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

GOVERNMENT BONDS (continued)
IRAQ—1.1%
USD	188	Iraq International Bond, 5.80%, 01/15/2028 (a)	$179,531
USD	400	Iraq International Bond, 6.75%, 03/09/2023 (a)	403,000
			582,531
KENYA—2.0%
USD	620	Kenya Government International Bond, 6.88%, 06/24/2024 (a)	657,163
USD	410	Kenya Government International Bond, 8.25%, 02/28/2048 (a)	392,845
			1,050,008
MALAYSIA—1.7%
MYR	1,000	Malaysia Government Bond, 3.76%, 05/22/2040	223,455
MYR	800	Malaysia Government Bond, 3.83%, 07/05/2034	187,204
MYR	1,100	Malaysia Government Bond, 4.07%, 06/15/2050	251,283
MYR	1,100	Malaysia Government Bond, 4.23%, 06/30/2031	271,715
			933,657
MEXICO—0.6%
MXN	7,000	Mexican Bonos, 7.75%, 11/13/2042	330,902
NIGERIA—0.7%
USD	200	Nigeria Government International Bond, 7.14%, 02/23/2030 (a)	194,540
USD	200	Nigeria Government International Bond, 7.63%, 11/28/2047 (a)	175,814
			370,354
OMAN—1.4%
USD	770	Oman Government International Bond, 7.00%, 01/25/2051 (a)	773,850
PERU—0.7%
PEN	1,350	Peruvian Government International Bond, 6.90%, 08/12/2037 (a)	353,231
QATAR—1.7%
USD	744	Qatar Government International Bond, 4.40%, 04/16/2050 (a)	882,570
RUSSIA—3.3%
RUB	57,000	Russian Federal Bond - OFZ, 7.05%, 01/19/2028	659,447
RUB	26,000	Russian Federal Bond - OFZ, 7.70%, 03/23/2033	301,237
USD	800	Russian Foreign Bond - Eurobond, 4.75%, 05/27/2026 (a)	820,000
			1,780,684
RWANDA—0.7%
USD	400	Rwanda International Government Bond, 5.50%, 08/09/2031 (a)	392,544
SAUDI ARABIA—0.9%
USD	410	Saudi Government International Bond, 4.38%, 04/16/2029 (a)	458,687
SOUTH AFRICA—2.1%
ZAR	19,602	Republic of South Africa Government Bond, 9.00%, 01/31/2040	1,112,208
TURKEY—1.1%
USD	630	Turkey Government International Bond, 6.00%, 03/25/2027	595,350

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

GOVERNMENT BONDS (continued)
UKRAINE—2.6%
EUR	400	Ukraine Government International Bond, 6.75%, 06/20/2026 (a)	$384,602
USD	1,135	Ukraine Government International Bond, 7.75%, 09/01/2025 (a)	995,962
			1,380,564
URUGUAY—0.8%
USD	146	Uruguay Government International Bond, 7.63%, 03/21/2036 (d)	213,007
USD	165	Uruguay Government International Bond, 7.88%, 01/15/2033	233,627
			446,634
UZBEKISTAN—0.4%
USD	252	Republic of Uzbekistan International Bond, 3.70%, 11/25/2030 (a)	234,814

		Total Government Bonds — 51.3% (cost $29,432,059)	27,408,074
WARRANTS—0.0%
BRAZIL—0.0%
BRL	61,465	OAS S.A.(k)(l)(m)	—
UNITED STATES—0.0%
BRL	73,666	DELCO, Series A(k)(l)(m)	—
		Total Warrants — —% (cost $419,999)	—
SHORT-TERM INVESTMENT—4.5%
UNITED STATES—4.5%
USD	2,398,544	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(n)	2,398,544
		Total Short-Term Investment — 4.5% (cost $2,398,544)	2,398,544
		Total Investments — 136.7% (cost $76,642,426)	73,038,432
		Liabilities in Excess of Other Assets — (36.7)%	(19,603,828)
		Net Assets—100.0%	$53,434,604

(a)	Denotes a restricted security.
(b)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(c)	The maturity date presented for these instruments represents the next call/put date.
(d)	Sinkable security.
(e)	Security is in default.
(f)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(g)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(h)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(i)	This security is government guaranteed.
(j)	Issued with a zero coupon.
(k)	Level 3 security. See Note (a) of the accompanying Notes to Portfolio of Investments.
(l)	Illiquid security.
(m)	Non-Income Producing Security.
(n)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2022.

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)

Aberdeen Global Income Fund, Inc.

AUD—Australian Dollar
BRL—Brazilian Real
CNY—Chinese Yuan Renminbi
EGP—Egyptian Pound
EUR—Euro Currency
GBP—British Pound Sterling
IDR—Indonesian Rupiah
INR—Indian Rupee
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
PEN—Peruvian Sol
PHP—Philippine Peso
RUB—Russian Ruble
SGD—Singapore Dollar
THB—Thai Baht
UAH—Ukraine hryvna
USD—U.S. Dollar
ZAR—South African Rand

At January 31, 2022, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty		Amount Purchased	Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)

Australian Dollar/United States Dollar
04/22/2022	UBS AG	AUD	6,145,931	USD	4,445,998	$4,347,379	$(98,619)
Brazilian Real/United States Dollar
03/09/2022	UBS AG	BRL	3,922,000	USD	693,018	732,105	39,087
British Pound/United States Dollar
02/22/2022	Deutsche Bank AG	GBP	15,000	USD	20,125	20,171	46
Chinese Renminbi/United States Dollar
03/14/2022	UBS AG	CNY	24,193,560	USD	3,768,536	3,788,288	19,752
Euro/United States Dollar
02/22/2022	Deutsche Bank AG	EUR	15,000	USD	16,744	16,858	114
02/22/2022	JPMorgan Chase Bank N.A.	EUR	132,000	USD	148,230	148,353	123
New Russian Ruble/United States Dollar
02/24/2022	UBS AG	RUB	2,869,000	USD	35,630	36,938	1,308
Philippine Peso/United States Dollar
02/23/2022	UBS AG	PHP	72,595,500	USD	1,435,704	1,420,633	(15,071)
Singapore Dollar/United States Dollar
03/17/2022	Royal Bank of Canada	SGD	4,250,000	USD	3,105,057	3,145,451	40,394
South Korean Won/United States Dollar
02/28/2022	Royal Bank of Canada	KRW	3,896,568,000	USD	3,272,886	3,231,119	(41,767)
Thai Baht/United States Dollar
03/11/2022	UBS AG	THB	64,050,000	USD	1,916,230	1,923,505	7,275
						$18,810,800	$(47,358)

See accompanying Notes to Portfolio of Investments.

Statement of Investments (concluded)

January 31, 2022 (unaudited)

Aberdeen Global Income Fund, Inc.

Sale Contracts Settlement Date*	Counterparty		Amount Purchased	Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)

United States Dollar/Brazilian Real
02/24/2022	Deutsche Bank AG	USD	703,745	BRL	3,922,000	$734,592	$(30,847)
United States Dollar/British Pound
02/22/2022	Citibank N.A.	USD	1,932,571	GBP	1,418,000	1,906,803	25,768
United States Dollar/Euro
02/22/2022	UBS AG	USD	3,850,721	EUR	3,389,000	3,808,863	41,858
United States Dollar/Indonesian Rupiah
02/25/2022	Royal Bank of Canada	USD	204,837	IDR	2,964,000,000	206,809	(1,972)
United States Dollar/New Russian Ruble
02/24/2022	UBS AG	USD	986,714	RUB	76,033,000	978,920	7,794
United States Dollar/South African Rand
04/12/2022	UBS AG	USD	36,411	ZAR	581,000	37,436	(1,025)
						$7,673,423	$41,576

* Certain contracts with different trade dates and like characteristics have been shown net.

At January 31, 2022, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
USD	100,000	11/04/2024	Citibank	Receive	3-month LIBOR	2.44%	$—	$(3,147)	$(3,147)
USD	1,000,000	06/10/2027	Citibank	Receive	3-month LIBOR	0.70%	—	50,733	50,733
USD	13,500,000	10/25/2027	Citibank	Receive	3-month LIBOR	2.36%	—	(555,469)	(555,469)
USD	300,000	09/21/2028	Citibank	Receive	3-month LIBOR	1.17%	—	9,962	9,962
USD	700,000	07/23/2029	Citibank	Receive	3-month LIBOR	1.97%	—	(9,382)	(9,382)
USD	2,000,000	04/22/2030	Citibank	Receive	3-month LIBOR	0.70%	—	166,715	166,715
USD	1,000,000	05/06/2030	Citibank	Receive	3-month LIBOR	0.62%	(489)	91,520	91,031
USD	2,000,000	06/02/2031	Citibank	Receive	3-month LIBOR	0.71%	—	192,884	192,884
USD	1,300,000	07/16/2031	Citibank	Receive	3-month LIBOR	1.36%	—	53,813	53,813
							$(489)	$(2,371)	$(2,860)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

January 31, 2022

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Fund’s investment manager generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund; a "government money market fund" pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, which has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9-, and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Interest rate swaps are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Global Income Fund, Inc.